Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes

The components of loss before income taxes are as follows:

	Year ended December 31
	2019	2018
	($ in thousands)
Loss before taxes on income:
InspireMD, Inc.	$(3,687)	$(2,884)
Subsidiaries	(6,329)	(4,356)
	$(10,016)	$(7,240)

Schedule of Changes in Valuation Allowance

The changes in the valuation allowance for the year ended December 31, 2019 and 2018 were as follows:

	Year ended December 31
	2019	2018
	($ in thousands)
Balance at the beginning of the year	$27,640	$27,240
Changes during the year:
Losses during the year (including foreign exchange rate effect)	3,541	400
Balance at the end of the year	$31,181	$27,640

Schedule of Reconciliation of Uncertain Tax Positions

Following is a reconciliation of the total amounts of the Company’s uncertain tax positions during the year ended December 31, 2019:

	Year ended December 31,
	2019	2018
	($ in thousands)
Balance at beginning of period	$28	$28
Increase in uncertain tax positions because of tax positions taken during the year	16	-
Balance at end of period	$44	$28

Schedule of Open Tax Years by Major Jurisdiction	A summary of open tax years by major jurisdiction is presented below:
Jurisdiction	Years
U.S.	2016-2019
Israel	2015-2019
Germany	2016-2019
United Kingdom	2014-2015

Schedule of Deferred Income Tax
	December 31,
	2019	2018
	($ in thousands)

Long-term:
Allowance for doubtful accounts	-	3
Allowance for bonus	57	-
Provision for vacation and recreation pay	35	38
R&D expenses	589	339
Operating lease right of use assets	(215)	-
Operating lease liabilities	233	-
Share-based compensation	2,596	2,581
Carry forward tax losses	27,854	24,643
Accrued severance pay, net	32	36
	31,181	27,640
Less-valuation allowance	(31,181)	(27,640)
	-	-